Simpson Thacher & Bartlett LLP

425 Lexington Ave. New York, N.Y. 10017

telephone: +1-212-455-2000 facsimile: +1-212-455-2502

Direct Dial Number +1-212-455-2516	E-mail Address bwells@stblaw.com

August 27, 2021

Re:         PGIM Private Real Estate Fund, Inc.

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Ladies and Gentlemen:

On behalf of PGIM Private Real Estate Fund, Inc. (the “Fund”), we hereby submit for filing by electronic transmission the Fund’s Notification of Registration on Form N-8A, filed pursuant to Section 8(a) of the Investment Company Act of 1940, as amended (the “1940 Act”), and the Fund’s initial Registration Statement under the Securities Act of 1933 and the 1940 Act on Form N-2.

Any questions or communications regarding this filing should be directed to the undersigned at bwells@stblaw.com or (212) 455-2516.

Very truly yours,

Benjamin Wells

cc:	Claudia DiGiacomo, PGIM Investments LLC Debra Rubano, PGIM Investments LLC

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